Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of significant accounting policies
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Affiliated PRC Entities of which the Company or a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and the Affiliated PRC Entities are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets, identifying separate accounting units and estimating rebates related to revenue transactions, assessing the impairment of long-lived assets, determining the provision for accounts receivable, share-based compensation expenses, realizability of deferred tax assets, unrecognized tax benefits, and contingencies. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company, Joyful Dragon and Queen’s Road is the United States dollar (“US$”). The Company’s PRC subsidiaries, and the Affiliated PRC Entities determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters . The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ (deficit) equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Convenience translation

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.0537 per US$1.00 on December 31, 2013 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments

Fair value of financial instruments

Financial assets and liabilities of the Company primarily comprise of cash and cash equivalents, short-term investments, restricted cash, funds receivable, accounts receivable, other current assets, employee housing loan receivables (note 18) and accounts payable. As at December 31, 2012 and 2013, the carrying values of these financial instruments, other than the non-current assets, approximated to their fair values due to the short-term maturity of these instruments.

The fair value of the employee housing loan receivables has been calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities. The calculated fair value approximates the carrying amount of the outstanding employee housing loan receivables.

Modification of convertible preferred shares

Modification of convertible preferred shares

The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the convertible preferred shares immediately after the amendment changes by more than 10 percent from the fair value of the convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the convertible preferred shareholders. When convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the convertible preferred shareholders. Modifications that result in a decrease in the fair value of the convertible preferred shares are not recognized.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments with original stated maturity of three months or less are classified as cash equivalents.

Restricted cash

Restricted cash

The Company acts as an intermediary between users and certain online travel agencies (“OTAs”), airline and hotel customers for the reservations originated through the Company’s website or mobile platform. The use of the cash collected from users for such reservations is restricted. Such restricted cash cannot be used for the operations of the Company or any other purpose not designated by users and is subject to remittance to these customers in a short period of time.

Restricted cash also includes cash deposits held by the Company’s banks for the issuance of guarantee letters to the Company’s business partners.

Short-term investments

Short-term investments

Short-term investments, as of December 31, 2012 and 2013, represented time deposits with original maturities exceeding three months held in various reputable financial institutions in the PRC and the United States.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when the collection of the full amount is no longer probable. Bad debts are written off as incurred.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends.

Funds receivable

Funds receivable

Funds receivable are cash due from third-party on-line payment service providers, net of service fees, for clearing transactions. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. As of December 31, 2012 and 2013, no allowance for doubtful accounts was provided for the funds receivable.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the shorter of the estimated useful lives of the asset or the term of the related lease, as follows:

Estimated useful life
Office furniture and equipment	3 or 5 years
Office computer equipment	3 years
Servers and network equipment	3 years
Software	3 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets of up to 3 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Change in estimate

During the year ended December 31, 2011, the Company revised the useful lives of computers and servers from five years to three years. The change in the useful lives resulted in additional depreciation expense of RMB1,557 and an increase in operating loss, net loss and loss per share for the year ended December 31, 2011 amounting to RMB1,557, RMB1,557 and RMB0.01 per share, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of its long-lived assets or asset group may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the long lived assets or asset group over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset group when the market prices are not readily available for the long-lived assets or asset group. No impairment charge was recognized for any of the years presented.

Revenue recognition

Revenue recognition

The Company’s revenue is primarily derived from pay-for-performance, display advertising services and other services. Revenue is recognized only when the persuasive evidence of an arrangement exists, the service has been performed, the price is fixed or determinable, and the collectability of the related fee is reasonably assured in accordance with ASC 605, Revenue Recognition (“ASC 605”). Specifically, contracts are signed to establish significant terms such as the price and specific services to be provided. The Company assesses the creditworthiness of its customers prior to signing the contracts to ensure collectability is reasonably assured. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as customer advances and deposits.

When pay-for-performance service and display advertising service arrangements with a customer involve multiple elements as defined in ASC 605, the total arrangement consideration is allocated to the separate deliverables on the basis of their relative selling price. Relative selling price is based on vendor specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available or management’s best estimate of selling price (“BESP”) if neither VSOE nor TPE are available. In determining its BESP for each deliverable, the Company considers its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverables were sold regularly on a standalone basis. In addition, the consideration allocated to the delivered element is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions. The Company monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically. The Company has not entered into multiple contracts with the same counterparty that should be combined and accounted for as a single arrangement.

Pay-for-performance services

The Company’s pay-for-performance platform enables customers including OTAs, airlines and hotels to place their links and related description on the Company’s search results list or next to the search results list provided to users of the Company’s website or mobile platform.

Cost-per-click. Revenue is recognized when the user clicks on the customer-sponsored links accessible on the Company’s website or through the Company’s mobile platform, and is directed to the customer’s online booking webpage and other revenue recognition criteria have been met.

The Company issues award credits to its customers based on the customers’ monthly spending on cost-per-click services in accordance with the service contracts. These award credits can only be used for future cost-per-click services and are not redeemable for cash. The Company accounts for these award credits granted to the customers in conjunction with a current sale of services analogous to a multiple-element arrangement in accordance with ASC 605-25. The monthly spending by the customer relating to cost-per-click services is allocated to the clicks sold and the award credits earned based on their relative-selling-prices, which is proportionate to the cost-per click services delivered and future cost-per click services to be delivered from the award credits applied. Therefore, revenue is recognized proportionately as services including those in connection to award credits are delivered to the customer. Deferred revenue as of December 31, 2012 and 2013 amounted to RMB5,554 and RMB1,424 (US$235), respectively, which is recognized as the services are delivered within an estimated one month-period after the respective year-end.

Cost-per-sale. The Company receives fees from OTAs, airlines, hotels and local tour agencies for reservations and sales facilitated through the Company’s website or mobile platform. Fees from air travel facilitating services including aviation insurance policies are recognized as revenue, where applicable, net of estimated cancellations upon the issuance of the air ticket by OTAs or airlines. The Company has a sufficient homogenous volume of transactions from its customers, and the evaluation of this historical data enables the Company to reasonably estimate cancellations. Estimated cancellations are recorded as a reduction of revenue in the same period revenue is recognized. Estimated cancellations were insignificant for the years ended December 31, 2011, 2012 and 2013. Fees from hotel reservation facilitating services are recognized upon the reservation of the hotel rooms or after confirmation with the hotel that the end user has completed his or her stay depending on the terms and conditions of the underlying contract. When the Company’s contracts with the hotel state that the Company earns the fees regardless of whether the end user completes his or her stay at the hotel, fees are recognized upon the reservation of the hotel room. The Company also receives fee from OTAs and local tour agencies (collectively, travel service providers or “TSP”) for the reservation of vacation packages on the Company’s website. After the end user has completed the reservation for the vacation packages on the Company’s website, the end user will provide its booking reference to the TSP for the TSP to fulfill the reservation. Upon receipt of the end user’s booking reference, the TSP will acknowledge and accept the underlying end user reservation in the Company’s reservation system. Revenue is recognized by the Company when its reservation system receives the TSP’s booking reference acknowledgement and when the four revenue recognition criteria in accordance with ASC 605 as shown above have been met. The Company has no further obligation after its reservation system receives the TSP booking reference acknowledgement. The Company considers the above arrangements in accordance with ASC 605 and has concluded that it acts as an agent. Therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss.

Coupon program for hotel reservation facilitating services

Revenue from hotel reservation facilitating services is recognized after confirmation with the hotel that the end users have completed their stay. In January 2013, the Company launched a coupon program, through which the Company offers coupons to end users who make reservations with certain of its hotel customers through the Company’s website or mobile platform.

End users may convert their coupons for end user credits by submitting an online application within 30 days after the end user has completed his or her stay in the selected hotel. End users may redeem these credits (i) as cash that will be transferred by the Company to the end user’s bank account; or (ii) as credits in the end user’s account for future flight or hotel reservations with the Company’s customers on the Company’s website or mobile platform.

Since the funding of the credits by the Company is paid in cash or provided as credits in the end user’s account as part of a revenue arrangement with its customer, the hotel, such payments by the Company is within the scope of ASC 605-50, Revenue Recognition: Customer Payments and Incentives in accordance with ASC 605-50-15-2. As the Company does not receive an identifiable benefit in return for the consideration (i.e. funding of the credits) that is sufficiently separable from the hotels’ purchase of reservation facilitating services from the Company, the funding of the credits to the end user, is recognized as a reduction of revenue simultaneously as the corresponding revenue is recognized in accordance with ASC 605-50-45-2. End user credits are reversed only if they are unredeemed upon expiration, which is after 30 days.

Credits to end users amounted to RMB48,835 (US$8,067) for the year ended December 31, 2013.

Display advertising services

The majority of the Company’s display advertising service arrangements involves multiple deliverables such as banner advertisements, logos and other media insertions that are delivered over the same period or different periods of time. The Company, as an industry practice in the PRC, regularly provides display advertising services at a discount to its standard rates. These discounts are in the form of free advertising elements, of which the duration and other terms of services are specified as part of the revenue contract. The banner advertisements, logos, other media insertions and free elements are each considered to be a separate deliverable in the multiple element arrangements.

Revenue is recognized ratably when the deliverables are published over the stated display period. The amount recognized is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions.

Rebates provided to customers of display advertising services

The Company provides cash incentives in the form of rebates to certain advertising agencies based on the cumulative advertising volume during each fiscal year. Such rebates are recorded as a reduction of revenue in the period revenue is recognized in the Company’s consolidated financial statements in accordance with ASC 605. Rebates to advertising agencies amounted to RMB5,371, RMB7,251 and RMB7,878 (US$1,301) for the years ended December 31, 2011, 2012 and 2013, respectively.

Other services

The other services primarily represent the travel related group-buying services and commissions from third-party online payment platforms.

Group-buying services

The Company generates commission revenues from selling group-buying vouchers for the offerings of products and services by its merchants, at discounted prices to its users. The Company devotes substantial resources in selecting qualifying merchants, thereby ensuring the quality of products and services sold by its merchants through the Company’s website. Once a merchant is selected, the Company contracts with the selected merchant for the specified product or service group-buying vouchers to be offered on the Company’s website or mobile platform, along with the timing of the offer, the voucher price and the price at which the Company will pay the merchant, shipping terms and conditions, if applicable, and the minimum threshold of vouchers for the specified product or service to be sold in order to validate the group-buying voucher offer.

The Company acts as an agent rather than as the principal in the delivery of the goods or services underlying the vouchers as it does not assume the risks and rewards of ownership of goods nor is it responsible for fulfillment, both of these are the responsibility of the merchant. The Company presents revenue on a net basis (representing the amount billed to users less the amount paid/payable to merchants) in accordance with ASC 605.

The Company’s users have the ability to hold the vouchers for full refund, and therefore, the underlying sale from which the Company earns the related commission revenue as an agent is not culminated until its users actually redeem their vouchers. Revenue recognition is deferred until the redemption of the group-buying vouchers by the users for the delivery of products or consumption of the services, at which time the underlying sale from which the Company earns its commission has been culminated and the Company has completed its service obligations to its merchants. The Company has no remaining obligations to its merchants after voucher redemption by its users.

Commissions from third-party online payment platforms

The Company receives commissions from third-party online payment platforms for payments originating from user online bookings through the Company’s website or mobile platform. The commission is based on a contracted percentage of the total payments processed. Revenue is recognized, on a net basis, when the four revenue recognition criteria in accordance with ASC 605 as shown above have been met.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of sales taxes (including business tax and output value-added tax) and surcharges, travel related data acquisition costs, bandwidth and server hosting costs, depreciation, payroll and related costs of operations.

The Company incurs sales taxes and surcharges in connection with the provision of pay-for-performance services, display advertising service and other services in the PRC. According to ASC 605, the Company includes such taxes incurred in cost of revenues which amounted to RMB16,041, RMB40,258 and RMB83,641 (US$13,817) for the years ended December 31, 2011, 2012 and 2013, respectively.

Advertising expenses

Advertising expenses

Advertising expenses, which primarily includes online marketing expenses and brand marketing expenses through various other forms of media, are included in sales and marketing expenses in the consolidated statements of comprehensive loss. Online marketing expenses include search engine fees, link placement fees and contextual advertising placement fees for the acquisition of traffic to the Company’s website or mobile platform when incurred. Online marketing expenses also include expenses incurred for the promotion of the Company’s mobile applications. Advertising expenses for the years ended December 31, 2011, 2012 and 2013 were RMB70,063, RMB138,864 and RMB208,230 (US$34,397), respectively.

Product developments

Product developments

Product development expenses primarily consist of salaries and related compensations for product development personnel who are responsible for developing, improving as well as maintaining the Company’s website and mobile platforms. Product development expenses are recognized as incurred. The Company recognizes website and software development costs in accordance with ASC 350, Intangibles-Goodwill and Other. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software for internal use and website contents. The Company capitalizes software development costs that fulfill the capitalization criteria. Website and software development costs subject to capitalization have been insignificant.

Leases

Leases

Leases are classified as either capital or operating leases at the inception date. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases and such rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space and server racks under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

The Company had no capital leases as of December 31, 2012 and 2013.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive loss. The Company adopted ASU No. 2013-02, Comprehensive Income (Topic 220) (“ASU 2013-02”) in January 2013.There was no material impact to the Company’s consolidated financial statements upon adoption because there were no reclassifications out of accumulated other comprehensive loss to net loss for the periods presented.

Deferred IPO costs

Deferred IPO costs

Direct costs incurred by the Company attributable to its IPO of Class B ordinary shares in the United States are deferred and recorded in prepayments and other assets and are then charged against the gross proceeds received from such offering.

Income taxes

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

In accordance with the provisions of ASC 740, Income taxes, the Company recognizes in its financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Company records unrecognized tax benefits, if any, in the accrued expenses and other current liabilities or non-current liabilities in the consolidated balance sheets. The Company has elected to classify interest and penalties related to unrecognized tax benefits in the consolidated statements of comprehensive loss as income tax expense.

Share-based compensation

Share-based compensation

Options granted to employees

The Company applies ASC 718, Compensation — Stock Compensation (“ASC 718”) to account for its employee share-based compensation.

In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. Specifically, the grant date fair value of share options are calculated using an option pricing model. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. The service inception date is the date at which the requisite service period begins. If it is determined that the service inception date precedes the grant date, recognition of compensation cost for the period between the service inception date and the grant date is based on the fair value of the award at the reporting dates that occur before the grant date. The service inception date precedes the grant date if an award is authorized, the recipient begins to provide services and either the award’s terms do not include a substantive future requisite service condition that exists at the grant date or the award contains a market or performance condition that if not satisfied during the service period preceding the grant date and following the inception of the arrangement results in forfeiture of the award. An award is authorized when all approval requirements are completed, including action by the Board of Directors approving the award and the number of options or other equity instruments to be issued to individual employees.

To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates.

Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Company, with the assistance of an independent third party valuation firm, determined the fair value of the stock options granted to employees.

The Black-Scholes-Merton option pricing model was applied in determining the estimated fair value of the options granted to employees.

A cash settlement of a share-based payment award classified as an equity instrument is accounted for as the repurchase of an equity instrument at its fair value. Any excess of the amount paid by to settle such an award over the settlement-date fair value of the award is recognized as additional compensation cost. Further, if the settled award was not fully vested, the settlement would effectively accelerate vesting and require the recognition of any unrecognized compensation cost associated with the award.

The fair value of liabilities incurred in share-based payment transactions with employees are remeasured at the end of each reporting period through settlement. Changes in the fair value of a liability incurred under a share-based payment arrangement that occur during the requisite service period are recognized as compensation costs over that period.

Modification on stock options

A change in any of the terms or conditions of the stock options is accounted for as a modification of the plan. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the fair value of the ordinary shares and other pertinent factors at the modification date. For vested stock options, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested stock options, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified option is lower than the fair value of the original option immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.

Loss per share

Loss per share

Loss per share is calculated in accordance with ASC 260, Earnings Per Share. Basic loss per common share is computed by dividing net loss attributable to holders of common shares by the weighted average number of common shares outstanding during the period using the two-class method.  Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible preferred shares are participating securities because they have contractual rights to share in the profits of the Company. Share entitlements are not considered participating securities because they do not have contractual rights and obligations to share in the profits or losses of the Company. For the year ended December 31, 2011 presented herein, the computation of basic loss per share using the two-class method is not applicable as the Company is in a net loss position. For the year ended December 31, 2012 presented herein, the computation of basic loss per share using the two-class method is not applicable as the Company did not have any participating securities outstanding.

For the year ended December 31, 2013, the two-class method is applicable because the Company has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively (note 14). The participation rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion. As a result, and in accordance with ASC 260, Earnings Per Share, the undistributed income for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the undistributed income is allocated on a proportionate basis.

Basic loss per ordinary share is computed by dividing loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s convertible preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Company’s consolidated statements of comprehensive loss.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Contingencies

Contingencies

When a loss contingency is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the amounts including damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the matter among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, funds receivable, other receivables and employee housing loan receivables. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. The deposits placed with financial institutions are not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unlikely to claim its deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable are typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Company performs on its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within expectations. No customer individually represented greater than 10% of the total accounts receivable as of December 31, 2012 and 2013.

Business, customer, political, social and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any Internet content provider business. In addition, PRC regulations generally require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of the PRC.

Currently, the Company conducts its operations in the PRC through Contractual Agreements entered between the Company, the WFOE and the VIE. Based on the opinion of TransAsia Lawyers, the Company’s PRC legal counsel, the corporate structure and Contractual Agreements of the VIE and the PRC subsidiaries are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the VIE is in compliance with existing PRC laws and regulations; (ii) the Contractual Agreements with the VIE and its Nominee Shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC law and regulations in all material respects. However, the legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Agreements. In addition, the relevant regulatory authorities may find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company or any of its current or future Affiliated PRC Entities are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including revoking the business licenses or operating licenses of the WFOE, and Affiliated PRC Entities, shutting down the Company’s servers or blocking the Company’s websites, discontinuing or placing restrictions or onerous conditions on the Company’s operations.

The Affiliated PRC Entities contributed 22.7%, 13.4% and 9.2% of the Company’s consolidated revenues for the years ended December 31, 2011, 2012 and 2013, respectively.

Currency convertibility risk

A majority of the Company’s sales and expenses and a significant portion of the Company’s assets and liabilities are denominated in RMB. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of the RMB against US$ was approximately 4.64%, 1.01% and 2.91% in the years ended December 31, 2011, 2012 and 2013, respectively. While the international reaction to the RMB appreciation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant appreciation of the RMB against the U.S. dollar.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740) (“ASU 2013-11”) to provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists. This ASU requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, with certain exceptions. The modifications to ASC 740 resulting from the issuance of ASU 2013-11 are effective for fiscal years beginning after December 15, 2013 and interim periods within those years. Early adoption is permitted. The Company will adopt ASU 2013-11 on January 1, 2014. Starting January 1, 2014, the Company will present unrecognized tax benefit or a portion of an unrecognized tax benefit as deduction of deferred tax assets if applicable.